Provisions - Changes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 107,516,000	$ 142,727,000
Charges for the year	84,472,000	77,829,000
Provisions reversed with a credit to income	(5,039,000)	(8,584,000)
Amounts used	(80,510,000)	(96,402,000)
Remeasurement through other comprehensive income (loss)	(1,346,000)	(1,942,000)
Exchange differences and others	12,702,000	(6,112,000)
Balance at end of period	117,795,000	107,516,000
Environmental provisions
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	1,611,000	2,083,000
Provisions reversed with a credit to income	(533,000)
Amounts used	(339,000)	(328,000)
Exchange differences and others	157,000	(144,000)
Balance at end of period	896,000	1,611,000
Provisions for litigation in progress
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	2,203,000	7,913,000
Charges for the year	2,887,000	1,705,000
Provisions reversed with a credit to income	(318,000)	(2,803,000)
Amounts used	(1,874,000)	(6,644,000)
Exchange differences and others	442,000	2,032,000
Balance at end of period	3,340,000	2,203,000
Provisions for third-party liabilities
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	8,263,000	10,596,000
Charges for the year	365,000	476,000
Amounts used	(396,000)	(247,000)
Remeasurement through other comprehensive income (loss)	(1,346,000)	(1,942,000)
Exchange differences and others	1,077,000	(620,000)
Balance at end of period	7,963,000	8,263,000
Provisions for Carbon dioxide emissions allowances
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	72,321,000	90,471,000
Charges for the year	77,518,000	72,427,000
Amounts used	(74,052,000)	(84,621,000)
Exchange differences and others	8,978,000	(5,956,000)
Balance at end of period	84,765,000	72,321,000
Provision for restructuring cost
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	5,735,000	15,243,000
Provisions reversed with a credit to income	(1,307,000)	(4,422,000)
Amounts used	(3,627,000)	(4,248,000)
Exchange differences and others	734,000	(838,000)
Balance at end of period	1,535,000	5,735,000
Other provisions
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	17,383,000	16,421,000
Charges for the year	3,702,000	3,221,000
Provisions reversed with a credit to income	(2,881,000)	(1,359,000)
Amounts used	(222,000)	(314,000)
Exchange differences and others	1,314,000	(586,000)
Balance at end of period	$ 19,296,000	$ 17,383,000